INVENTORIES (Details) $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVENTORIES
Real estate properties under development	¥ 2,234,114,000		¥ 1,090,661,000
Other inventories	619,920,000		519,215,000
Total	2,854,034,000	$ 408,121	1,609,876,000
Land use rights	1,800,000,000		1,100,000,000
Land use rights pledged as collateral	1,800,000,000		0
Capitalized interest costs	¥ 2,400,000		¥ 0